UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05128

                          THE SWISS HELVETIA FUND, INC.
                     1270 Avenue of the Americas, Suite 400
                            New York, New York 10020
                                 1-888-SWISS-00

                        Rodolphe E. Hottinger, President
                                Hottinger et Cie
                               3 Place des Bergues
                                    C.P. 395
                                 CH-1201 Geneva
                                   Switzerland

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2003 - June 30, 2004

UPCOMING  EVENTS :  KABA
INFORMATION NOT RECEIVED - NOT VOTED :  HUBER & SUHNER AND CHARLES VOEGELE

--------------------------------------------------------------------------------------------------------------------------------
Ticker  ISIN        HOLDINGS        Nb of Shares Date of AGM      Description of the matter voted
--------------------------------------------------------------------------------------------------------------------------------
                    BANKS Blue Chips
--------------------------------------------------------------------------------------------------------------------------------
 UBSN   CH001203203  UBS              435,000      4/15/04    1) Annual report, accounts of the group and accouIts of the parent company for the business year 2003, reports of the auditors and the group auditor
                                                              2) Appropriation of the balance profit
                                                              3) Discharge of the members of the board of directors and group executive  mngt
                                                              4) Elections
                                                              5) Reduction of the share capital
                                                --------------------------------------------------------------------------------
 CSGN   CH001213853  CREDIT SUISSE    243,000      4/30/04    1) Approval of the annual report, the parent company's 03 financial statements and the group's 03 consolidated financial statements
                                                              2) Discharge of the members of the board of directors and the executive board
                                                              3) Resolution on the appropriation of the balance profit 2003
                                                              4) Reduction of the share capital and partial repayment of the par value
                                                              5) Elections into the board of directors
                                                              6) Elections of the parent company's independant auditors and the group's independant auditors
                                                              7) Election of special auditors
                                                              8) Adjustment of Art. 7 section 4 and 5
                                                              9) Deletion of provisions concerning contributions in kind
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    BANKS Small & Mid Caps
--------------------------------------------------------------------------------------------------------------------------------
 BSAN   CH000226773  SARASIN             0
                                                --------------------------------------------------------------------------------
 BAER   CH001208300  BAER                0         5/12/04
                                                --------------------------------------------------------------------------------
 VONN   CH001233554  VONTOBEL            0         4/20/04
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    BUILDING MATERIAL AND CONSTRUCTION
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
 HOLN   CH001221405  HOLCIM           100,000      5/14/04    1) Modification of art. 13 of the by-laws, electronic procedure for voting and elections
                                                              2) Annual  report, annual accounts and accounts of the group, report of the auditors and the group auditor
                                                              3) Discharge of the members of the board of directors
                                                              4) Appropriation of the balance profit 2003
                                                              5) Ordinary increase of the share capital
                                                              6) Modification of art. 14 of the by-laws, election of the board of directors
                                                              7) Elections
                                                --------------------------------------------------------------------------------
 GEBN   CH000803822  GEBERIT          20,758       4/22/04    1) Approval of the annual report, the financial sIatements and the consolidated financials and acceptance of the auditor's report and group auditors's report
                                                              2) Appropriation of the balance profit 2003
                                                              3) Formal approval of the actions of the board of directors
                                                              4) Re-election to the board of directors
                                                              5) Appointment of the auditors and group auditors
                                                              6) Amendment to the articles of incorporation : creation of new conditional share capital
                                                --------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                     CHEMICALS
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
 CLN    CH001214263  CLARIANT            0         2/4/04
                                                --------------------------------------------------------------------------------
 CIBN   CH000581972  CIBA                0         2/26/04
                                                --------------------------------------------------------------------------------
 SYNN   CH001103746  SYNGENTA         192,931      4/27/04    1) Approval of the annual report, the annual accounts and the accounts of the group 2003
                                                              2) Discharge of the members of the board of directors and the management
                                                              3) Appropriation of the balance profit 2003
                                                              4) Reduction of the share capital and partial repayment of the par value
                                                              5) Modification of by-laws
                                                              6) Approval of a share repurchase program
                                                              7) Elections into the board of directors
                                                              8) Election of the auditors and the group auditor
                                                --------------------------------------------------------------------------------
 LONN   CH001384101  LONZA            30,000       3/31/04    1) Annual report and annual accounts 2003, report of the auditors
                                                              2) Accounts of the group 2003, report of the group auditor
                                                              3) Decision on the appropriation of profits resulting from the BS
                                                              4) Discharge of the members of the board of directors
                                                              5) Elections into the board of directors
                                                              5) Election of Auditors
                                                --------------------------------------------------------------------------------
 GIVN   CH001064593  GIVAUDAN            0         4/16/04
                                                --------------------------------------------------------------------------------
 GUR    CH000801223  GURIT HEBERLEIN     0         4/00/04
                                                --------------------------------------------------------------------------------
 SIK    CH000058797  SIKA AG BEARER   16,783       4/21/04    1) Approval of the annual report, the annual accounts and the accounts of the group 2003
                                                              2) Resolution on the appropriation of the balance profit
                                                              3) Capital reduction in order to pay back the par value to the shareholders
                                                              4) Further amendments to the articles of association 4.1 and 4.2
                                                              5) Discharge of the administration
                                                              6) Elections and re-elections of Board of directors and group of auditor
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                     ELECTRICAL ENGINEERING & ELECTRONICS
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
 ABBN   CH001222171  ABB             1,924,725     5/18/04    1) Reporting of the business year 2003
                                                              2) Approval of the annual report, the accounts of the group and the annual accounts 2003
                                                              3) Discharge of the board of directors and management
                                                              4) Appropriation of the balance profit
                                                              5) Elections into the board of directors
                                                              6) Election of the auditors and the group auditor
                                                --------------------------------------------------------------------------------
 UHR    CH001225515  SWATCH              0         5/27/04


                                                --------------------------------------------------------------------------------
 KABN   CH001179595  KABA              4,500      10/26/04
                                                --------------------------------------------------------------------------------
 TEMN   CH001245391  TEMENOS          247,012      6/25/04    1) Approval of the annual report 2003, annual accounts 2003, accounts of the group, report of the auditors and the group auditor
                                                              2) Appropriation of the balance result
                                                              3) Discharge of the members of the board of directors
                                                              4) Elections into the board of directors
                                                              5) Eelction of the auditors and the group auditor
                                                              6) Conditional share capital
                                                              7) Authorized share capital
                                                --------------------------------------------------------------------------------
 BEAN   CH000150319  BELIMO AUTOMATION 2,055       4/26/04    1) Approval of the annual report, the report on the business year and the consolidated financial statements for 03. Receive reports of the auditors
                                                              2) Declare approval to the appropriate of profit
                                                              3) Formal approval to the board of directors
                                                              4) Appointment of auditors and group auditors
                                                --------------------------------------------------------------------------------
 KUD    CH001226836  KUDELSKI            0         5/26/04
                                                --------------------------------------------------------------------------------
 LOGN   CH001260719  LOGITECH         302,000      6/24/04    1) Business report as per March 31, 04
                                                              2) Approval of the annual report, the accounts of the logitech group and the annual accounts of logitech international SA 2004, report of the auditors and the group auditor
                                                              3) Appropriation of the balance profit
                                                              4) Authorized increase of the share capital
                                                              5) Approval of the share repurchase program
                                                              6) Discharge of the board of directors
                                                              7) Elections
                                                --------------------------------------------------------------------------------
 MASN   CH001233742  MICRONAS         49,180       3/26/03    1) Approval of the annual report 2003, annual financial statements
                                                                 2003 and consolidated statements of acounts 2003: presentation of the reports of the auditors and the group auditors
                                                              2) Use of the balance sheet profit Discharge of the board of directors and management
                                                              4) Appropriation of the balance profit
                                                              5) Elections into the board of directors
                                                              6) Election of the auditors and the group auditors
                                                --------------------------------------------------------------------------------
 PHBN   CH001254978  PHONAK           261,766      7/8/04     1) Approval of tthe business report 2003/2004
                                                              2) Discharge of the members of the board of directors and the management
                                                              3) Appropriation of the balance profit of phonak holding
                                                              4) Election of the auditors and the group auditors
                                                --------------------------------------------------------------------------------
 SBEN   CH000873861  SAIA BURGES         0
                                                --------------------------------------------------------------------------------
 SAHN   CH000906209  SCHAFFNER           0         1/9/04
                                                --------------------------------------------------------------------------------
 TECN   CH001210019  TECAN AG            0         4/28/04
                                                --------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                    FOOD AND LUXURY GOOD
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
 NESN   CH001205604  NESTLE           207,000      4/22/04    1) Annual report, annual accounts, accounts of the group 2003, report of the auditors
                                                              2) Discharge of the members of the board of directors and management
                                                              3) Resolution on the appropriation of the balance sheet
                                                              4) Elections into the board of directors
                                                --------------------------------------------------------------------------------
 CFR    CH001273145  FINANCIERE RICHEMONT0         9/16/04
                                                --------------------------------------------------------------------------------
 LISN   CH001057075  LINDT & SPRUENGLI  300        4/29/04    1) Approval of the annual report, the annual accounts and the accounts of the group 2003
                                                              2) Discharge of the members of the board of directors
                                                              3) Appropriation of the balance profit
                                                              4) Elections
                                                              5) Increase of the conditional participation capital
--------------------------------------------------------------------------------------------------------------------------------
                     INSURANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
 RUKN   CH001233237  SWISS RE         234,924      5/14/04    1) Approval of the annual report, annual and consolidated financial statements 2003
                                                              2) Discharge of the members of the board of directors and executive board
                                                              3) Allocation of disposable profit
                                                              4) Changes to the Articles of Association 4.1
                                                              5) Elections
                                                              6) Re-election
                                                --------------------------------------------------------------------------------
 ZURN   CH001107539  ZURICH           102,849      4/16/04    1) Approval of the annual report and the annual accounts and the accounts of the group 2003
                                                              2) Appropriation of the balance profit 2003
                                                              3) Reduction of the share capital and partial repayment of the par value, modification of by-laws
                                                              4) Discharge of the members of the board of directors and the group exectuive committee
                                                              5) Elections and re-elections
                                                --------------------------------------------------------------------------------
 SLHN   CH001485278  SWISS LIFE          0         5/18/04
                                                --------------------------------------------------------------------------------
 CHRN   CH001299771  CONVERIUM        27,377       4/27/04    1) Approval of the annual report and the annual accounts and the accounts of the group 2003, acknowledgement of the reports of the auditors and group auditors
                                                              2) Allocation of available earnigns and declaration of dividend
                                                              3) Release of the members of the board of directors and of the management from liability
                                                              4) Re-election of board members
                                                              5) Amendments to the articles of incorporation
                                                              6) Election of the auditors and group auditors
                                                --------------------------------------------------------------------------------
 BALN   CH001241051  BALOISE             0         5/14/04
                                                --------------------------------------------------------------------------------
 HEPN   CH001227168  HELVETIA PATRIA     0
                                                --------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                    MACHINERY
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
SIGN    CH001202249  SWISS INDUSTRIE GESE0L.       3/31/04
                                                --------------------------------------------------------------------------------
SUN     CH000237645  SULZER              0         4/29/04
                                                --------------------------------------------------------------------------------
SCHP    CH001391410  SCHINDLER           0         3/18/04
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    MISCELLANEOUS INDUSTRIES
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
DAE     CH000164991  DAETWYLER           0
                                                --------------------------------------------------------------------------------
UNAX    CH000081682  UNAXIS              0         6/1/04
                                                --------------------------------------------------------------------------------
HUBN    CH001239824  HUBER & SUHNER   35,230       4/21/04    1) Annual report, annual accounts 2003 and report of the auditors
                                                              2) Accounts of the group 2003 and report of the group auditor
                                                              3) Discharge of the board of directors
                                                              4) Appropriation of the balance profit, allocation to reserves
                                                              5) Elections
                                                              6) Miscellaneous
                                                --------------------------------------------------------------------------------
CYTN    CH001102521  CYTOS            35,487       4/27/04    1) Approval of the annual report and the annual accounts and the accounts of the group 2003, acknowledgement of the reports of the auditors and group auditors
                                                              2) Discharge of the members of the board of directors and the management
                                                              3) Creation of authorized share capital of CHF 150,000 and authorisation of the board of directors
                                                              4) Creation of new conditional share capital of CHF 10,000
                                                              5) Elections into board of directors
                                                              6) Election of the auditors and group auditor
                                                --------------------------------------------------------------------------------
KOMN    CH001070215  KOMAX               0         5/11/04
                                                --------------------------------------------------------------------------------
STMN    CH001228007  STRAUMANN HLDG      0         4/23/04
                                                --------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                    MISCELLANEOUS SERVICES
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
 ADEN   CH001213860  ADECCO              0         5/26/04
                                                --------------------------------------------------------------------------------
 SGSN   CH000249745  SGS               6,598       3/23/04    1) Approval of the annual report & financials for 2003
                                                              2) Release of the Board of directors and of the Management
                                                              3) Decision on the appropriation of profits resulting from the BS
                                                              4) Election of Auditors
                                                --------------------------------------------------------------------------------
 SCMN   CH000874251  SWISSCOM            0         4/27/04
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    PHARMACEUTICALS
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
ROG     CH001203204  ROCHE            420,000
                                                --------------------------------------------------------------------------------
ATLN    CH001053247  ACTELION         116,491      4/30/04    1) Approval of the annual report & annual statutory accounts and consolidated accounts as of 12/03
                                                              2) Use of the result of the annual accounts as of 31 december 03
                                                              3) Discharge of board of directors and of the executive mangt
                                                              4) Election of board members
                                                --------------------------------------------------------------------------------
BBIN    CH001429801  BERNA BIOTECH       0
                                                --------------------------------------------------------------------------------
SEO     CH001075192  SERONO              0         5/25/04
                                                --------------------------------------------------------------------------------
GALN    CH001553646  GALENICA         24,767       5/27/04    1) Approval of the annual report, annual accounts and accounts of the group 2003, reports of the auditors
                                                              2) Discharge of board of directors
                                                              3) Resolution on the appropriation of the balance profit 2003
                                                              4) Modification of the by-laws
                                                              5) Statutory elections
                                                --------------------------------------------------------------------------------
NOVN    CH001200526  NOVARTIS        1,315,000     2/24/04    1) Approval of the annual report & financials for 2003
                                                              2) Approval of the activities of the board of directors
                                                              3) Appropriation of the available earnings of novartis as per BS and dividend declaration
                                                              4) Conversion of general reserves into free reserves
                                                              5) Reduction of share capital
                                                              6) Further share repurchase program
                                                              7) Amendment to the articles of incorporation
                                                              8) Elections to the board of directors
                                                              9) Appointment of the auditors
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    RETAILERS
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
VCH     CH000693777  CHARLES VOEGELE H173,208      4/6/04     1) Business report with annual report, annual accounts and accounts of the group 2003, reports of the auditors and the group auditor
                                                              2) Appropriation of the balance profit
                                                              3) Discharge of the management
                                                              4) Elections into the board of directors
                                                              5) Election of the auditors and the group auditors
                                                --------------------------------------------------------------------------------
JEL     CH000066846  JELMOLI             0
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    UTILITIES
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
EGL     CH000328822  ELKT LAUFENBURG   5,000       1/28/05
                                                --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    TRANSPORTS
--------------------------------------------------------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
KNIN    CH001254181  KUEHNE&NAGEL     53,000       5/12/04    1) Approval of the annual report & financials for 2003
                                                              2) Resolution on the appropriation of the balance profit
                                                              3) Discharge of the board of directors and the mangt
                                                              4) Elections into the board of directors
                                                              4) Creation of authorized share
                                                              5) Capital and modification of by-laws
                                                              6) Election of the auditors and the group auditors
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                        WHETHER THE FUND                        WHETHER THE FUND
          PROPOSED BY THE ISSUER (I)    CAST ITS VOTE ON        HOW DID THE     CAST ITS VOTE FOR       DATE PROXY      DATE PROXY
TICKER    OR SHAREHOLDER (S)               THE MATTER            FUND VOTE       OR AGAINST BOARD      WAS RECEIVED    WAS SENT IN
----------------------------------------------------------------------------------------------------------------------------------
 UBSN           I                             YES                YES TO ALL             FOR              3/17/2004       3/18/2004
----------------------------------------------------------------------------------------------------------------------------------
 CSGN           I                             YES                YES TO 1           AGAINST ON           3/31/2003       4/2/2004
                                                                 THROUGH 9 AND      ITEM 10
                                                                 NO TO 10
----------------------------------------------------------------------------------------------------------------------------------
 BSAN
----------------------------------------------------------------------------------------------------------------------------------
 BAER
----------------------------------------------------------------------------------------------------------------------------------
 VONN
----------------------------------------------------------------------------------------------------------------------------------
 HOLN           I                             YES                YES TO ALL             FOR              4/23/2004       4/28/2004
----------------------------------------------------------------------------------------------------------------------------------
 GEBN           I                             YES                YES TO ALL             FOR              3/26/2004       3/29/2004
----------------------------------------------------------------------------------------------------------------------------------
 CLN
----------------------------------------------------------------------------------------------------------------------------------
 CIBN
----------------------------------------------------------------------------------------------------------------------------------
 SYNN           I                             YES                YES TO ALL             FOR              3/17/2004       3/18/2004
----------------------------------------------------------------------------------------------------------------------------------
 LONN           I                             YES                YES TO ALL             FOR              3/11/2004       3/11/2004
----------------------------------------------------------------------------------------------------------------------------------
 GIVN
----------------------------------------------------------------------------------------------------------------------------------
 GUR
----------------------------------------------------------------------------------------------------------------------------------
 SIK            I                             YES                YES TO ALL             FOR              3/31/2004       4/2/2004
----------------------------------------------------------------------------------------------------------------------------------
 ABBN           I                             YES                YES TO ALL             FOR              4/23/2004       4/28/2004
----------------------------------------------------------------------------------------------------------------------------------
 UHR
----------------------------------------------------------------------------------------------------------------------------------
 KABN
----------------------------------------------------------------------------------------------------------------------------------
 TEMN           I                             YES                YES TO ALL             FOR              6/2/2004        6/4/2004
----------------------------------------------------------------------------------------------------------------------------------
 BEAN           I                             YES                YES TO ALL             FOR              3/20/2004       3/24/2004
----------------------------------------------------------------------------------------------------------------------------------
 KUD
----------------------------------------------------------------------------------------------------------------------------------
 LOGN           I                             YES                YES TO ALL             FOR              6/2/2004        6/4/2004
----------------------------------------------------------------------------------------------------------------------------------
 MASN           I                             YES                YES TO ALL             FOR              2/18/2004       2/19/2004
----------------------------------------------------------------------------------------------------------------------------------
 PHBN           I                             YES                YES TO ALL             FOR              6/10/2004       6/14/2004
----------------------------------------------------------------------------------------------------------------------------------
 SBEN
----------------------------------------------------------------------------------------------------------------------------------
 SAHN
----------------------------------------------------------------------------------------------------------------------------------
 TECN
----------------------------------------------------------------------------------------------------------------------------------
 NESN           I                             YES                YES TO ALL             FOR              3/15/2004       3/18/2004
----------------------------------------------------------------------------------------------------------------------------------
 CFR
----------------------------------------------------------------------------------------------------------------------------------
 LISN           I                             YES                YES TO ALL             FOR              4/7/2004        4/19/2004
----------------------------------------------------------------------------------------------------------------------------------
 RUKN           I                             YES                YES TO ALL             FOR              3/29/2004       3/29/2004
----------------------------------------------------------------------------------------------------------------------------------
 ZURN           I                             YES                YES TO ALL             FOR              3/17/2004       3/18/2004
----------------------------------------------------------------------------------------------------------------------------------
 SLHN
----------------------------------------------------------------------------------------------------------------------------------
 CHRN           I                             YES                YES TO ALL BUT       FOR BUT             4/2/2004        4/5/2004
                                                                 SUSTAIN TO ITEM 3    SUSTAINED ON
                                                                                      ITEM 3
----------------------------------------------------------------------------------------------------------------------------------
 BALN
----------------------------------------------------------------------------------------------------------------------------------
 HEPN
----------------------------------------------------------------------------------------------------------------------------------
 SIGN
----------------------------------------------------------------------------------------------------------------------------------
 SUN
----------------------------------------------------------------------------------------------------------------------------------
 SCHP
----------------------------------------------------------------------------------------------------------------------------------
 DAE
----------------------------------------------------------------------------------------------------------------------------------
 UNAX
----------------------------------------------------------------------------------------------------------------------------------
 HUBN           I                              NO                                                                           NA
----------------------------------------------------------------------------------------------------------------------------------
 CYTN           I                             YES                YES TO ALL             FOR              4/16/2004        4/8/2004
----------------------------------------------------------------------------------------------------------------------------------
 KOMN
----------------------------------------------------------------------------------------------------------------------------------
 STMN
----------------------------------------------------------------------------------------------------------------------------------
 ADEN
----------------------------------------------------------------------------------------------------------------------------------
 SGSN           I                             YES                YES TO ALL             FOR               3/4/2004        3/4/2004
----------------------------------------------------------------------------------------------------------------------------------
 SCMN
----------------------------------------------------------------------------------------------------------------------------------
 ROG                                           NO
----------------------------------------------------------------------------------------------------------------------------------
 ATLN           I                             YES                YES TO ALL             FOR               4/6/2004       4/13/2004
----------------------------------------------------------------------------------------------------------------------------------
 BBIN
----------------------------------------------------------------------------------------------------------------------------------
 SEO
----------------------------------------------------------------------------------------------------------------------------------
 GALN           I                             YES                YES TO ALL             FOR               5/6/2004       5/21/2004
----------------------------------------------------------------------------------------------------------------------------------
 NOVN           I                             YES                YES TO ALL             FOR               2/3/2004       2/3/2004
----------------------------------------------------------------------------------------------------------------------------------
 VCH            I                              NO                                                            NA            NA
----------------------------------------------------------------------------------------------------------------------------------
 JEL
----------------------------------------------------------------------------------------------------------------------------------
 EGL
----------------------------------------------------------------------------------------------------------------------------------
 KNIN           I                             YES               YES TO ALL              FOR               4/20/2004      4/21/2004
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TICKER          REASON FOR NOT VOTING/HOW THE          % OF SHARES OWNED
                FUND WOULD HAVE VOTED                    ON TOTAL MARKET
                                                       VALUE OF PORTFOLIO
--------------------------------------------------------------------------------
 UBSN
--------------------------------------------------------------------------------
 CSGN
--------------------------------------------------------------------------------
 BSAN
--------------------------------------------------------------------------------
 BAER
--------------------------------------------------------------------------------
 VONN
--------------------------------------------------------------------------------
 HOLN
--------------------------------------------------------------------------------
 GEBN
--------------------------------------------------------------------------------
 CLN
--------------------------------------------------------------------------------
 CIBN
--------------------------------------------------------------------------------
 SYNN
--------------------------------------------------------------------------------
 LONN
--------------------------------------------------------------------------------
 GIVN
--------------------------------------------------------------------------------
 GUR
--------------------------------------------------------------------------------
 SIK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 ABBN
--------------------------------------------------------------------------------
 UHR
--------------------------------------------------------------------------------
 KABN           UPCOMING EVENT
--------------------------------------------------------------------------------
 TEMN
--------------------------------------------------------------------------------
 BEAN
--------------------------------------------------------------------------------
 KUD
--------------------------------------------------------------------------------
 LOGN
--------------------------------------------------------------------------------
 MASN
--------------------------------------------------------------------------------
 PHBN
--------------------------------------------------------------------------------
 SBEN
--------------------------------------------------------------------------------
 SAHN
--------------------------------------------------------------------------------
 TECN
--------------------------------------------------------------------------------
 NESN
--------------------------------------------------------------------------------
 CFR
--------------------------------------------------------------------------------
 LISN
--------------------------------------------------------------------------------
 RUKN
--------------------------------------------------------------------------------
 ZURN
--------------------------------------------------------------------------------
 SLHN
--------------------------------------------------------------------------------
 CHRN
--------------------------------------------------------------------------------
 BALN
--------------------------------------------------------------------------------
 HEPN
--------------------------------------------------------------------------------
 SIGN
--------------------------------------------------------------------------------
 SUN
--------------------------------------------------------------------------------
 SCHP
--------------------------------------------------------------------------------
 DAE
--------------------------------------------------------------------------------
 UNAX
--------------------------------------------------------------------------------
 HUBN           WE DID NOT RECEIVE ANY INFORMATION
                FROM EITHER THE COMPANY NOR SASI.
                WE CONTACTED SASI TO RECEIVE THE AGENDA
                BUT DID NOT HAVE ANY ANSWER BACK AND WE
                MISSED THE DEADLINE.FUND WOULD HAVE
                VOTED YES TO ALL                                   0.56%
--------------------------------------------------------------------------------
 CYTN
--------------------------------------------------------------------------------
 KOMN
--------------------------------------------------------------------------------
 STMN
--------------------------------------------------------------------------------
 ADEN
--------------------------------------------------------------------------------
 SGSN
--------------------------------------------------------------------------------
 SCMN
--------------------------------------------------------------------------------
 ROG            THEY ARE DIVIDEND CERTIFICATES RIGHTS,
                NO VOTING POWER
--------------------------------------------------------------------------------
 ATLN
--------------------------------------------------------------------------------
 BBIN
--------------------------------------------------------------------------------
 SEO
--------------------------------------------------------------------------------
 GALN
--------------------------------------------------------------------------------
 NOVN
--------------------------------------------------------------------------------
 VCH            WE DID NOT RECEIVE ANY INFORMATION
                FROM SASI.  WE CONTACTED SASI TO RECEIVE
                THE AGENDA BUT DID NOT HAVE ANY ANSWER
                BACK AND WE MISSED THE DEADLINE.
                FUND WOULD HAVE VOTED YES TO ALL                   2.67%
--------------------------------------------------------------------------------
 JEL
--------------------------------------------------------------------------------
 EGL
--------------------------------------------------------------------------------
 KNIN
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.

By:      /s/ Rudolf S. Millisits
         ___________________________
         Rudolf S. Millisits, Treasurer

Date:    August 27, 2004
         __________________________